FIXED INCOME FUNDS

Prospectus  February 29, 2012, as revised December 6, 2012

Fund and Class	Ticker
Nationwide Enhanced Income Fund Class A	NMEAX
Nationwide Enhanced Income Fund Class R2	GMERX
Nationwide Enhanced Income Fund Institutional Class	NMEIX
Nationwide Enhanced Income Fund Institutional Service Class	NMESX
Nationwide Government Bond Fund Class A	NUSAX
Nationwide Government Bond Fund Class B	GGBBX
Nationwide Government Bond Fund Class C	GGBCX
Nationwide Government Bond Fund Institutional Service Class	NAUGX
Nationwide Government Bond Fund Class R2	GGBRX
Nationwide Money Market Fund Prime Shares	MIFXX
Nationwide Money Market Fund Institutional Class	GMIXX
Nationwide Money Market Fund Service Class	NWSXX
Nationwide Short Duration Bond Fund Class A	MCAPX
Nationwide Short Duration Bond Fund Class C	GGMCX
Nationwide Short Duration Bond Fund Institutional Class	MCAIX
Nationwide Short Duration Bond Fund Service Class	MCAFX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

THIS PAGE INTENTIONALLY LEFT BLANK.

2	Fund Summaries
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

16	How the Funds Invest
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

20	Risks of Investing in the Funds

23	Fund Management

24	Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
Additional Information about Fees and Expenses

35	Distributions and Taxes

37	Multi-Manager Structure

38	Financial Highlights

FUND SUMMARY: NATIONWIDE ENHANCED INCOME FUND

Objective

The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.

	Class A Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fee	0.25%	0.50%	None	None
Other Expenses	0.13%	0.23%	0.37%	0.12%
Total Annual Fund Operating Expenses	0.73%	1.08%	0.72%	0.47%
Amount of Fee Waiver/Expense Reimbursement[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.71%	1.06%	0.70%	0.45%

1	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.45% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

FUND SUMMARY: NATIONWIDE ENHANCED INCOME FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$296	$451	$620	$1,109
Class R2 shares	108	341	594	1,315
Institutional Service Class shares	72	228	399	893
Institutional Class shares	46	149	261	590

The Fund does not apply sales charges on reinvested dividends and other distributions.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in high-grade (rated AA or higher) corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of three broad-based securities indexes. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

FUND SUMMARY: NATIONWIDE ENHANCED INCOME FUND (cont.)

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:    1.42% – 3rd qtr. of 2006

Worst Quarter:    -0.36% – 2nd qtr. of 2004

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for the Class R2 shares is October 1, 2003. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class A shares. Performance for Class R2 shares has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-2.16%	1.65%	1.84%
Class A shares – After Taxes on Distributions	-2.54%	0.77%	0.84%
Class A shares – After Taxes on Distributions and Sales of Shares	-1.40%	0.89%	0.97%
Class R2 shares – Before Taxes	-0.28%	1.87%	1.91%
Institutional Service Class shares – Before Taxes	0.15%	2.28%	2.19%
Institutional Class shares – Before Taxes	0.48%	2.44%	2.39%
BofAML 6-Month T-Bill Index (The Index does not pay sales charges, fees, expenses or taxes.)	0.27%	2.06%	2.29%
BofAML 1-Year T-Bill Index (The Index does not pay sales charges, fees, expenses or taxes.)	0.57%	2.56%	2.49%
Composite Index[1] (The Index does not pay sales charges, fees, expenses or taxes.)	0.42%	2.31%	2.39%

1	The Composite Index comprises 50% BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index/50% BofAML 1-Year T-Bill Index.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Morley Capital Management, Inc. (“Morley”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Perpetua M. Phillips	Senior Investment Officer, Morley	Since April 1999
Paul Rocheleau	Portfolio Manager, Morley	Since December 2006

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class A: $2,000
Class R2: no minimum
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Class A): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Class A: $100
Class R2, Institutional Class, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Class A): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: NATIONWIDE GOVERNMENT BOND FUND

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.38%	0.27%	0.27%	0.34%	0.37%
Total Annual Fund Operating Expenses	1.13%	1.77%	1.77%	1.34%	0.87%

FUND SUMMARY: NATIONWIDE GOVERNMENT BOND FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$535	$769	$1,021	$1,741
Class B shares	680	857	1,159	1,836
Class C shares	280	557	959	2,084
Class R2 shares	136	425	734	1,613
Institutional Service Class	89	278	482	1,073

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$180	$557	$959	$1,836
Class C shares	180	557	959	2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the United States government and its agencies and instrumentalities. Many of these securities include mortgage-backed securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund will generally maintain an average portfolio duration of three to six years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective. The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage-backed securities risk – mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk, and are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

—	Increase share price volatility and
—	Result in additional tax consequences for Fund shareholders.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales

FUND SUMMARY: NATIONWIDE GOVERNMENT BOND FUND (cont.)

charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Institutional Service Class Shares

(Years Ended December 31,)

Best Quarter:    5.66% – 4th qtr. of 2008

Worst Quarter:    -2.48% – 2nd qtr. of 2004

After-tax returns are shown in the table for Institutional Service Class shares (formerly known as Class D shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C and Class R2 shares are September 4, 2003, September 4, 2003 and October 1, 2003, respectively. Pre-inception historical performance for Class B and Class C shares is based on the previous performance of Class X and Class Y shares, respectively (neither of which are still offered by this Fund). Pre-inception historical performance for Class R2 shares is based on the previous performance of Institutional Service Class shares (formerly known as Class D shares). Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses. Performance returns for the Institutional Service Class shares reflect a front-end sales charge of 4.50%. This front-end sales charge was eliminated effective August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	2.49%	5.08%	4.65%
Class B shares – Before Taxes	1.35%	5.02%	4.50%
Class C shares – Before Taxes	5.35%	5.34%	4.49%
Institutional Service Class shares – Before Taxes	2.48%	5.29%	4.91%
Institutional Service Class shares – After Taxes on Distributions	0.63%	3.47%	3.14%
Institutional Service Class shares – After Taxes on Distributions and Sales of Shares	1.66%	3.48%	3.17%
Class R2 shares – Before Taxes	6.77%	5.74%	4.99%
The BofA Merrill Lynch AAA US Treasury/Agency Master Index (The Index does not pay sales charges, fees, expenses or taxes.)	9.19%	6.62%	5.60%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Gary R. Hunt, CFA	Senior Investment Professional, NWAM	Since September 1992
Joel S. Buck	Senior Investment Professional, NWAM	Since August 1998

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Class R2: no minimum
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Classes A, B*, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B Shares are closed to new investors.

FUND SUMMARY: NATIONWIDE GOVERNMENT BOND FUND (cont.)

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: NATIONWIDE MONEY MARKET FUND

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. There are no sales charges to purchase or sell shares of the Fund.

	Prime Shares	Service Class Shares	Institutional Class Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fee	None	0.15%	None
Other Expenses	0.20%	0.33%	0.08%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.60%	0.88%	0.48%
Amount of Fee Waiver/Expense Reimbursement[1]	None	(0.11)%	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.60%	0.77%	0.48%

1	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.59% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. Pursuant to the contract, operating expenses for Service Class shares are further limited to 0.75%, including Rule 12b-1 fees and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

FUND SUMMARY: NATIONWIDE MONEY MARKET FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime shares	$61	$192	$335	$ 750
Service Class shares	79	270	477	1,074
Institutional Class shares	49	154	269	604

Principal Investment Strategies

The Fund invests primarily in a portfolio of high-quality, fixed-income securities that mature in 397 days or less. These securities generally are issued by banks, corporations and the U.S. government, and may include asset-backed securities, shares of other money market mutual funds, and obligations of states, municipalities and foreign governments. The Fund may purchase foreign money market securities, although all obligations held by the Fund must be denominated in U.S. dollars. The Fund may invest in floating-and variable-rate obligations and may enter into repurchase agreements. The Fund maintains a dollar-weighted average maturity of no more than 60 days and a weighted average life of no more than 120 days.

Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Principal Risks

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money. In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – an issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Asset-backed securities risk – asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Repurchase agreements risk – exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Investments in other money market mutual funds – to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the money markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns

FUND SUMMARY: NATIONWIDE MONEY MARKET FUND (cont.)

of a broad-based securities index. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 7-day yield.

Annual Total Returns – Prime Shares

(Years Ended December 31,)

Best Quarter:    1.24% – 3rd qtr. of 2007

Worst Quarter:    0.00% – 2nd qtr. of 2009

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Prime shares	0.00%	1.38%	1.67%
Service Class shares	0.00%	1.33%	1.57%
Institutional Class shares	0.00%	1.41%	1.72%
iMoneyNet Prime Retail Index (The Index does not pay sales charges, fees, expenses or taxes.)	0.00%	1.36%	1.57%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Federated Investment Management Company

Purchase and Sale of Fund Shares

Minimum Initial Investment
Prime Shares: $2,000
Service Class Shares: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Prime Shares): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Prime Shares: $100
Service Class Shares, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Prime Shares): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY: NATIONWIDE SHORT DURATION BOND FUND

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	0.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fee	0.25%	0.75%	0.25%	None
Other Expenses	0.35%	0.32%	0.44%	0.32%
Total Annual Fund Operating Expenses	0.95%	1.42%	1.04%	0.67%
Amount of Fee Waiver/Expense Reimbursement[1]	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.83%	1.30%	0.92%	0.55%

1	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.55% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 28 of this Prospectus.

FUND SUMMARY: NATIONWIDE SHORT DURATION BOND FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$308	$509	$727	$1,354
Class C shares	207	438	765	1,692
Service Class shares	94	319	562	1,260
Institutional Class shares	56	202	361	823

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	132	438	765	1,692

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund is managed so that its duration will not exceed three years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

Prior to October 4, 2004, the Fund was invested in a combination of short- and intermediate-term fixed-income securities and wrap contracts issued by financial institutions intended to stabilize the Fund’s net asset value per share. Since that date, the Fund has ceased to use wrap contracts for that purpose. For the period between October 4, 2004, and December 6, 2004, the Fund concentrated its investments in short-term fixed-income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund’s share price has fluctuated daily.

FUND SUMMARY: NATIONWIDE SHORT DURATION BOND FUND (cont.)

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Effective September 30, 2011, the Fund changed its primary benchmark index from the BofA Merrill Lynch 1-3 Year U.S. Treasury Index to the Barclay’s Capital U.S. 1-3 Year Government/Credit Bond Index. The investment adviser believes that the Barclay’s Capital U.S. 1-3 Year Government/Credit Bond Index more appropriately reflects the Fund’s investment strategies because it includes additional types of securities, such as U.S. government agency securities and corporate bonds, in which the Fund may invest. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:    2.06% – 3rd qtr. of 2007

Worst Quarter:    -0.61% – 4th qtr. of 2010

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class A and Class C shares are July 16, 2003 and February 28, 2005, respectively. Pre-inception historical performance for Class A shares is based on the previous performance of the IRA Class shares (which are no longer offered by the Fund). Pre-inception historical performance for Class C shares is based on the previous performance of Class A shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-1.03%	2.74%	2.81%
Class A shares – After Taxes on Distributions	-1.42%	1.79%	1.77%
Class A shares – After Taxes on Distributions and Sales of Shares	-0.67%	1.78%	1.78%
Class C shares – Before Taxes	-0.11%	2.69%	2.71%
Service Class shares – Before Taxes	1.02%	3.07%	2.96%
Institutional Class shares – Before Taxes	1.50%	3.49%	3.35%
Barclay’s Capital U.S. 1-3 Year Government/Credit Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	1.59%	3.99%	3.63%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (The Index does not pay sales charges, fees, expenses or taxes.)	1.55%	3.69%	3.25%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Morley Capital Management, Inc. (“Morley”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Perpetua M. Phillips	Senior Investment Officer, Morley	Since April 1999
Paul Rocheleau	Portfolio Manager, Morley	Since December 2006

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

FUND SUMMARY: NATIONWIDE SHORT DURATION BOND FUND (cont.)

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HOW THE FUNDS INVEST: NATIONWIDE ENHANCED INCOME FUND

Objective

The Nationwide Enhanced Income Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value. This objective can be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in high-grade (rated AA or higher) corporate bonds, U.S. government securities, mortgage-backed securities and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, EXTENSION RISK, PREPAYMENT AND CALL RISK, MORTGAGE-BACKED SECURITIES RISK and ASSET-BACKED SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 20.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

U.S. government securities – are debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Duration – is a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Maturity – is the date on which the principal amount of a security is required to be paid to investors.

HOW THE FUNDS INVEST: NATIONWIDE GOVERNMENT BOND FUND

Objective

The Nationwide Government Bond Fund seeks as high a level of current income as is consistent with preserving capital. This objective can be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. Many of these securities include mortgage-backed securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting investments for the Fund, the subadviser uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the subadviser believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective. The Fund may engage in active and frequent trading of portfolio securities. The Fund will generally maintain an average portfolio duration of three to six years.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, EXTENSION RISK, PREPAYMENT AND CALL RISK, PORTFOLIO TURNOVER RISK and MORTGAGE-BACKED SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 20.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

U.S. government securities – are debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Duration – is a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

HOW THE FUNDS INVEST: NATIONWIDE MONEY MARKET FUND

Objective

The Nationwide Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. This objective can be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

—	commercial paper and other fixed-income securities issued by U.S. and foreign corporations;
—	repurchase agreements, which are agreements to buy a security and then sell the security back after a short period of time at a higher price;
—	asset-backed securities comprising commercial paper;
—	U.S. government securities;
—	obligations of U.S. banks, foreign banks and U.S. branches of foreign banks; and
—	shares of other money market mutual funds.

These securities may pay interest on either a fixed-rate or variable-rate basis. All of the money market obligations held by the Fund must be denominated in U.S. dollars.

The Fund maintains a dollar-weighted average maturity of no more than 60 days and a weighted average life of no more than 120 days.

Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Principal Risks

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a stable net asset value of $1.00 per share. In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund’s portfolio managers may select securities that underperform the money markets, the Fund’s benchmark or other money market mutual funds. In addition, the Fund is subject to INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, ASSET-BACKED SECURITIES RISK, REPURCHASE AGREEMENT RISK, OTHER MONEY MARKET FUND RISK and FOREIGN SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 20.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

Commercial paper – means short-term debt instruments, usually unsecured, that are issued by banks, corporations, states or municipalities in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

U.S. government securities – are debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Maturity – is the date on which the principal amount of a security is required to be paid to investors.

HOW THE FUNDS INVEST: NATIONWIDE SHORT DURATION BOND FUND

Objective

The Nationwide Short Duration Bond Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. This objective can be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds, U.S. government securities, mortgage-backed securities and asset-backed securities that are investment grade. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund. The Fund is managed so that its duration will not exceed three years.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the bond markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, EXTENSION RISK, PREPAYMENT AND CALL RISK, MORTGAGE-BACKED SECURITIES RISK and ASSET-BACKED SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 20.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

Key Terms:

U.S. government securities – are debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Maturity – is the date on which the principal amount of a security is required to be paid to investors.

Duration – is a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

RISKS OF INVESTING IN THE FUNDS

As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. You may lose money if you invest in one or more Nationwide Funds.

The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).

Asset-backed securities risk – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Credit risk – a Fund has the risk that the issuer of a debt security will be unable to pay the interest or principal when due. If an issuer defaults, a Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the value of a Fund’s investments. Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities. Credit ratings do not provide assurance against default or other loss of money.

If a security has not received a rating, the Fund must rely entirely on the credit assessment of the subadviser.

A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.

Credit enhancement risk – securities in which the Nationwide Money Market Fund invests may be subject to credit enhancement (for example, guarantees or letters of credit). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to credit enhancement. If the credit quality of the credit enhancement provider is downgraded, the rating on a security credit-enhanced by such credit enhancement provider also may be downgraded.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

—	political and economic instability;
—	the impact of currency exchange rate fluctuations;

RISKS OF INVESTING IN THE FUNDS (cont.)

—	reduced information about issuers;
—	higher transaction costs;
—	less stringent regulatory and accounting standards and
—	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign government debt securities – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

High-yield bonds risk – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

—	increased price sensitivity to changing interest rates and to adverse economic and business developments;
—	greater risk of loss due to default or declining credit quality;
—	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
—	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.

Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.

Floating- and variable-rate securities – Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating-and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

Liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It is also the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed-income securities, small- and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk

RISKS OF INVESTING IN THE FUNDS (cont.)

that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Other money market fund risk – the Nationwide Money Market Fund may invest in shares of other money market mutual funds (“money market funds”), including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Like the Nationwide Money Market Fund, any such other money market funds are subject to Rule 2a-7 of the Investment Company Act of 1940, and invest in a variety of short-term, high quality, dollar-denominated money market instruments. To the extent that the Nationwide Money Market Fund invests in shares of such other money market funds, its performance is directly tied to the performance of the other money market funds in which it invests. If one of these other money market funds fails to meet its objective, the Nationwide Money Market Fund’s performance could be negatively affected. There can be no assurance that any such other money market fund will achieve its investment objective. Further, as a shareholder of another money market fund, the Nationwide Money Market Fund is subject to its proportional share of the other money market fund’s expenses (including applicable management, administration and custodian fees). Therefore, shareholders of the Nationwide Money Market Fund would be subject indirectly to these expenses in addition to the direct fees and expenses they pay as shareholders of the Nationwide Money Market Fund. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

—	Increase share price volatility and
—	Result in additional tax consequences for Fund shareholders.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Repurchase agreements risk – the Nationwide Money Market Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

*  *  *  *  *  *

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the internet site for the Trust (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. The Nationwide Money Market Fund also posts onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust’s Board of Trustees (“Board of Trustees”), NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

Subadvisers

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”) is the subadviser for the Nationwide Government Bond Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

MORLEY CAPITAL MANAGEMENT, INC. (“MORLEY”) is subadviser to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund. Morley is located at 1300 S.W. 5th Avenue, Suite 3300, Portland, Oregon 97201. Morley is a wholly owned subsidiary of Morley Financial Services, a firm specializing in stable value and fixed income fund management, which was founded in 1982 and began managing its first discretionary account in February 1984.

FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”) is the subadviser for the Nationwide Money Market Fund. Federated is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds appears in the Funds’ semiannual report to shareholders, which covered the period ending April 30, 2012.

Management Fees

Each Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2011, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers or reimbursements, was as follows:

Fund	Actual Management Fee Paid
Nationwide Enhanced Income Fund	0.34%
Nationwide Government Bond Fund	0.50%
Nationwide Money Market Fund	0.20%
Nationwide Short Duration Bond Fund	0.24%

Portfolio Management

Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

Perpetua M. Phillips, Vice President and Senior Investment Officer, and Paul Rocheleau, Portfolio Manager, are responsible for the day-to-day management of the Funds, including the selection of the Funds’ investments.

Ms. Phillips joined Morley in 1999. She has over 20 years of experience in finance and investments, including portfolio management of indexed and total-return portfolios and fixed-income research and analysis.

Mr. Rocheleau joined Morley in 2006. He has over 17 years of experience in investments, including portfolio management of total-return portfolios and fixed income research and analysis.

Nationwide Government Bond Fund

Gary R. Hunt, CFA, and Joel S. Buck are co-portfolio managers with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Nationwide Government Bond Fund and its predecessor funds since March 1997. He joined Nationwide Insurance, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide Insurance and affiliates.

Mr. Buck joined Nationwide Mutual, the parent company of NWAM, in 1998 as a director. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide Mutual and affiliates.

Additional Information about the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

When selecting a share class, you should consider the following:

—	which share classes are available to you;
—	how long you expect to own your shares;
—	how much you intend to invest;
—	total costs and expenses associated with a particular share class and
—	whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes, each with different price and cost features. The following table compares Class A, Class C and Prime shares, which are available to all investors, and Class B shares, which are available only to certain investors.

Class R2, Service Class, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A, Class B, Class C or Prime shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial advisor can help you with this decision.

Comparing Class A, Class B, Class C and Prime Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 4.25% (2.25% for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund)	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested. Reduction and waivers of sales charges may be available.

Contingent deferred sales charge (CDSC)[1]	Total annual operating expenses are lower than Class B and Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

Annual service and/or 12b-1 fee of 0.25%	No conversion feature.

Administrative services fee of up to 0.25%	No maximum investment amount.

Classes and Charges	Points to Consider

Class B Shares (closed to new investors)

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years and to zero after six years.

Annual service and/or 12b-1 fee of 1.00%	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

No administrative services fee	Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00% (0.75% for Nationwide Short Duration Bond Fund)	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% (0.75% for Nationwide Short Duration Bond Fund)	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

No administrative services fee	No conversion feature. Maximum investment amount of $1,000,000.[2] Larger investments may be rejected.

Prime Shares (Nationwide Money Market Fund)

No annual service and/or 12b-1 fee	No front-end sales charge means your full investment immediately goes toward buying shares.

Administrative services fee of up to 0.25%	No maximum investment amount.

[1]

A CDSC of up to 0.50% (Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund) or 0.75% (Nationwide Government Bond Fund) will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

[2]	This limit was calculated based on a one-year holding period.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-End Sales Charges for Class A Shares for Nationwide Government Bond Fund

	Sales Charge as a Percentage of		Dealer
Amount of Purchase	Offering Price	Net Amount Invested (approximately)	Commission as a Percentage of Offering Price
Less than $100,000	4.25%	4.44%	3.75%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None	*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Front-End Sales Charges for Class A Shares for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

	Sales Charge as a Percentage of		Dealer
Amount of Purchase	Offering Price	Net Amount Invested (approximately)	Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 or more	None	None	None	*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries;

and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwide.com/mutual-funds-sales-charges.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

—	A larger investment. The sales charge decreases as the amount of your investment increases.
—

Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

—

Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

—

Letter of intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $100,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your purchase of Class A shares with your purchases of Class B and Class C shares of these and other Nationwide Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

—

investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges for purchases made through self-directed brokerage service

INVESTING WITH NATIONWIDE FUNDS (cont.)

platforms in which transaction fees may (or may not) be imposed, investment advisory programs, fee-based programs or other sales channels in which front-end sales charges customarily are not imposed;
—	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker dealer that has a dealer/selling agreement with the Distributor;
—	retirement plans that have an agreement with the Distributor or an affiliate of the Distributor;
—

former participants of retirement plans that maintain an agreement with a Nationwide Financial company for the provision of retirement plan services who roll their plan assets into individual retirement accounts established directly with the Trust;

—	retirement plan customers of an unaffiliated brokerage firm or retirement plan administrator that has an agreement with the Distributor to waive sales charges;
—	investment advisory clients of the Adviser and its affiliates;
—	Trustees and retired Trustees of the Trust or
—

directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser, its affiliates, or sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares ($250,000 for the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund) have no front-end sales charge. You can purchase $1 million or more (or, $250,000 as applicable) in Class A shares in one or more of the funds offered by the Trust (including the Funds in this Prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) applies if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer. (See tables below.)

The CDSC also does not apply:

—	if you are eligible to purchase Class A shares without a sales charge for another reason;
—	if no finder’s fee was paid or
—	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (“Finder’s Fee”) Nationwide Government Bond Fund)

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more
Amount of CDSC if redeemed within 18 months of purchase	0.75%	0.50%	0.25%

Contingent Deferred Sales Charge on Certain Sales of Class A Shares (“Finder’s Fee”) (Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund)

Amount of Purchase	$250,000 to $24,999,999	$25 million or more
If sold within	18 months	18 months
Amount of CDSC	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSCs for Class A shares of the Funds are described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

—	the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;
—	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
—	Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
—	mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
—	redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Class B Shares

Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more
Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B Shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions also are converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than Class B shares upon conversion; however, the total dollar value is the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1% (0.75% for Class C shares of the Nationwide Short Duration Bond Fund).

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Class R2, Institutional Service Class, Institutional Class and Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer, including:

—	the level of distribution and administrative services the plan requires;
—	the total expenses of the share class and
—	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation, depending on which class is chosen.

Class R2 Shares

Class R2 shares are available to retirement plans, including:

—	401(k) plans;
—	457 plans;
—	403(b) plans;
—	profit-sharing and money purchase pension plans;
—	defined benefit plans;
—	non-qualified deferred compensation plans and
—	other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R2 shares.

The above-referenced plans are generally small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

—	institutional non-retirement accounts;
—	traditional and Roth IRAs;
—	Coverdell Education Savings Accounts;
—	SEPs and SAR-SEPs;
—	SIMPLE IRAs;
—	one-person Keogh plans;
—	individual 403(b) plans or
—	529 Plan accounts.

Institutional Service Class and Service Class Shares

Institutional Service Class and Service Class shares are available for purchase only by the following:

—

retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

—	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

INVESTING WITH NATIONWIDE FUNDS (cont.)

—

a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

—	registered investment advisors investing on behalf of institutions and high net-worth individuals whose advisors are compensated by the Funds for providing services;
—	unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
—	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

—	funds of funds offered by the Distributor or other affiliates of the Fund;
—	retirement plans for which no third-party administrator receives compensation from the Funds;
—

institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors and subsidiaries and related retirement plans;

—	rollover individual retirement accounts from such institutional advisory accounts;
—

a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

—	registered investment advisors investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients;
—	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary or
—	current holders of Institutional Class shares of any Nationwide Fund.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.

Distribution and Service Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R2 and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or service fees. These fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Service Class, Institutional Class and Prime shares pay no 12b-1 fees.

These 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R2 and Service Class shares pay the Distributor annual amounts not exceeding the following:

Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class B shares	1.00% (0.25% service fee)
Class C shares	1.00%* (0.25% service fee)
Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)
Service Class shares (Money Market Fund only)	0.15% (distribution or service fee)
Service Class shares (Short Duration Bond Fund only)	0.25% (distribution or service fee)

*	0.75% for Nationwide Short Duration Bond Fund

Administrative Services Fees

Class A, Class R2, Institutional Service Class, Service Class and Prime shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees. (These fees are in addition to Rule 12b-1 fees for Class A, Class R2 and Service Class shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R2, Institutional Service Class, Service Class and Prime shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

For the year ended October 31, 2011, administrative services fees for the Funds were as follows:

Nationwide Enhanced Income Fund Class A, Class R2 and Institutional Service Class shares were 0.01%, 0.11% and 0.25%, respectively.

Nationwide Government Bond Fund Class A, Institutional Service Class and Class R2 shares were 0.11%, 0.10% and 0.07%, respectively.

Nationwide Money Market Fund Prime shares and Service Class shares were 0.12% and 0.25%, respectively.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Nationwide Short Duration Bond Fund Class A and Service Class shares were 0.03% and 0.12%, respectively.

Because these fees are paid out of a Fund’s Class A, Institutional Service Class, Service Class and Prime share assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

—	the Distributor and other affiliates of the Adviser;
—	broker-dealers;
—	financial institutions and
—	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 9 a.m. to 8 p.m. Eastern Time, Monday through Friday, at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

—	make transactions;
—	hear fund price information and
—	obtain mailing and wiring instructions.

Internet Go to www.nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

—	download Fund Prospectuses;
—	obtain information on the Nationwide Funds;
—	access your account information and
—	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701

By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202

INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Transactions—Class A, Class B and Class C Shares

All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

How to Exchange* or Sell** Shares

*  Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

**Amedallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds also may, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

—if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.

—your bank may charge a fee to wire funds.

—the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

—your proceeds typically will be wired to your bank on the next business day after your order has been processed.

—Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.

—your financial institution may also charge a fee for receiving the wire.

—funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

—	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and
—

generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.

The Funds are generally available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

Fair Value Pricing

The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of the last quoted bid price. Where such bid prices are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review and approval of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

The Nationwide Money Market Fund’s securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

—	New Year’s Day
—	Martin Luther King, Jr. Day
—	Presidents’ Day
—	Good Friday
—	Memorial Day
—	Independence Day
—	Labor Day
—	Thanksgiving Day
—	Christmas Day
—	Other days when the New York Stock Exchange is closed.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Minimum Investments

Class A, Class B*, Class C and Prime Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Institutional Service Class and Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to

purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts.

If you purchase shares through an intermediary, different

minimum account requirements may apply. The Distributor

reserves the right to waive the investment minimums under

certain circumstances.

* Class B shares are closed to new investors.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

—	name;
—	date of birth (for individuals);
—	residential or business street address (although post office boxes are still permitted for mailing) and
—	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

—

If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. For Prime Shares of the Nationwide Money Market Fund, if the average monthly value of your account falls below $500, you are generally subject to a $2 monthly fee. Shares from your account are redeemed each quarter/ month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.

—

Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

—	both accounts have the same registration;
—	your first purchase in the new fund meets its minimum investment requirement and
—	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

Notwithstanding the foregoing, no minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.

INVESTING WITH NATIONWIDE FUNDS (cont.)

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of shares. However,

—	if you exchange from Class A shares of a Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
—	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Money Market Fund).

Exchanges into the Nationwide Money Market Fund

You may exchange between Institutional Class shares of the Funds and Institutional Class shares of the Nationwide Money Market Fund, and between Service Class shares of the Funds and Service Class shares of the Nationwide Money Market Fund. You may exchange between all other share classes of the Funds and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class B or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Selling Shares

You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

—	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
—	trading is restricted or
—	an emergency exists (as determined by the Securities and Exchange Commission).

In addition, in accordance with applicable legal requirements, the Nationwide Money Market Fund may suspend redemptions if:

—	the Board of Trustees, including a majority of its non-interested trustees, determine that the extent of deviation between amortized cost and market value may result in material dilution or other unfair results to the Fund’s shareholders;
—	the Board of Trustees, including a majority of its non-interested trustees, irrevocably approve the liquidation of the Fund; and
—	the Fund has notified the Securities and Exchange Commission of the decision to liquidate and suspend redemptions.

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

—	is engaged in excessive trading or
—	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption in-kind, see the SAI.

The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Automatic Withdrawal Program

You may elect to automatically redeem shares in Class A, Class B, Class C and Prime shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of

INVESTING WITH NATIONWIDE FUNDS (cont.)

your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Medallion Signature Guarantee

A medallion signature guarantee is required for redemptions of shares of the Funds in any of the following instances:

—	your account address has changed within the last 30 calendar days;
—	the redemption check is made payable to anyone other than the registered shareholder;
—	the proceeds are mailed to any address other than the address of record or
—	the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the Securities Transfer Agents Medallion Program, a signature guarantee program recognized by the financial industry. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

—	disrupt portfolio management strategies;
—	increase brokerage and other transaction costs and
—	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Fair Valuation

The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”

Monitoring of Trading Activity

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Fund, has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

—	restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
—	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Additional Information about Fees and Expenses

The fees and expenses of the Funds that appear in the Fund Summaries are based on average annual net assets during the fiscal year ended October 31, 2011, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2011. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown in the applicable Fund Summary. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six months ending April 30, 2012 and the fiscal year ending October 31, 2012 are available in each Fund’s semi-annual report and annual report, respectively, which are available on www.nationwide.com/mutualfunds.

DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax advisor.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare daily and distribute net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

—	distributions are taxable to you at either ordinary income or capital gains tax rates;
—	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
—	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
—

for individual shareholders, generally none or only a small portion of the income dividends paid are anticipated to be qualified dividend income eligible for taxation at long-term capital gain tax rates because the income of the Funds is primarily derived from investments earning interest rather than dividend income;

—

for corporate shareholders, generally none or only a small portion of the income dividends paid are anticipated to be eligible for the corporate dividend-received deduction because the income of the Funds is primarily derived from investments earning interest rather than dividend income, and

—	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Beginning with the 2012 calendar year, each Fund will be required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when

DISTRIBUTIONS AND TAXES (cont.)

reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account or shareholders investing in a money market fund that maintains a stable net asset value.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% or the then-applicable rate if you fail to properly certify that you are not a U.S. person.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid (for distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended or made permanent).

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in the Funds.

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise subadvisory agreements with unaffiliated subadvisers with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

—	initial due diligence on prospective Fund subadvisers;
—	monitoring subadviser performance, including ongoing analysis and periodic consultations;
—	communicating performance expectations and evaluations to the subadvisers and
—	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

FINANCIAL HIGHLIGHTS: NATIONWIDE ENHANCED INCOME FUND

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31, or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class A Shares
Year Ended October 31, 2011 (d)	$9.07	0.05	(0.04)	0.01	(0.10)	(0.10)	$8.98	0.15%		$33,488,311	0.71%	0.58%	0.72%	69.89%
Year Ended October 31, 2010 (d)	$9.17	0.09	(0.03)	0.06	(0.16)	(0.16)	$9.07	0.65%		$8,219,186	0.76%	1.03%	0.81%	63.29%
Year Ended October 31, 2009 (d)	$9.06	0.23	0.09	0.32	(0.21)	(0.21)	$9.17	3.53%		$3,595,763	0.87%	2.46%	0.96%	64.69%
Year Ended October 31, 2008	$9.18	0.34	(0.12)	0.22	(0.34)	(0.34)	$9.06	2.42%		$2,157,832	0.72%	3.70%	0.80%	84.97%
Year Ended October 31, 2007	$9.13	0.40	0.03	0.43	(0.38)	(0.38)	$9.18	4.75%		$1,390,488	0.75%	4.28%	0.81%	55.72%

Class R2 Shares (e)
Year Ended October 31, 2011 (d)	$9.07	0.02	(0.04)	(0.02)	(0.07)	(0.07)	$8.98	(0.33%	)	$44,119	1.06%	0.27%	1.08%	69.89%
Year Ended October 31, 2010 (d)	$9.17	0.07	(0.03)	0.04	(0.14)	(0.14)	$9.07	0.58%		$54,768	1.01%	0.82%	1.06%	63.29%
Year Ended October 31, 2009 (d)	$9.07	0.14	0.15	0.29	(0.19)	(0.19)	$9.17	3.28%		$57,411	0.96%	1.51%	1.06%	64.69%
Year Ended October 31, 2008	$9.19	0.32	(0.12)	0.20	(0.32)	(0.32)	$9.07	2.18%		$1,133	0.99%	3.50%	1.04%	84.97%
Year Ended October 31, 2007	$9.14	0.37	0.03	0.40	(0.35)	(0.35)	$9.19	4.44%		$1,110	0.99%	3.99%	1.00%	55.72%

Institutional Service Class Shares
Year Ended October 31, 2011 (d)	$9.08	0.06	(0.05)	0.01	(0.10)	(0.10)	$8.99	0.17%		$13,384	0.70%	0.62%	0.71%	69.89%
Year Ended October 31, 2010 (d)	$9.17	0.11	(0.03)	0.08	(0.17)	(0.17)	$9.08	0.86%		$13,363	0.70%	1.15%	0.75%	63.29%
Year Ended October 31, 2009 (d)	$9.07	0.24	0.08	0.32	(0.22)	(0.22)	$9.17	3.60%		$13,257	0.66%	2.59%	0.76%	64.69%
Year Ended October 31, 2008	$9.19	0.36	(0.12)	0.24	(0.36)	(0.36)	$9.07	2.67%		$12,790	0.49%	3.98%	0.55%	84.97%
Year Ended October 31, 2007	$9.14	0.47	(0.03)	0.44	(0.39)	(0.39)	$9.19	4.91%		$13,429	0.66%	6.16%	0.74%	55.72%

Institutional Class Shares
Year Ended October 31, 2011 (d)	$9.07	0.08	(0.04)	0.04	(0.13)	(0.13)	$8.98	0.41%		$222,970,762	0.45%	0.87%	0.46%	69.89%
Year Ended October 31, 2010 (d)	$9.16	0.13	(0.03)	0.10	(0.19)	(0.19)	$9.07	1.13%		$233,452,792	0.45%	1.39%	0.50%	63.29%
Year Ended October 31, 2009 (d)	$9.06	0.23	0.11	0.34	(0.24)	(0.24)	$9.16	3.80%		$207,636,356	0.47%	2.54%	0.56%	64.69%
Year Ended October 31, 2008	$9.18	0.37	(0.12)	0.25	(0.37)	(0.37)	$9.06	2.74%		$169,247,191	0.43%	4.03%	0.50%	84.97%
Year Ended October 31, 2007	$9.13	0.42	0.03	0.45	(0.40)	(0.40)	$9.18	5.04%		$163,386,152	0.45%	4.49%	0.49%	55.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE GOVERNMENT BOND FUND

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class A Shares
Year Ended October 31, 2011 (d)	$11.11	0.25	0.10	0.35	(0.27)	(0.41)	(0.68)	–	$10.78	3.49%	$51,748,983	1.12%	2.39%	1.12%	119.20%
Year Ended October 31, 2010 (d)	$10.87	0.28	0.45	0.73	(0.33)	(0.16)	(0.49)	–	$11.11	6.84%	$56,960,722	1.14%	2.60%	1.14%	91.55%
Year Ended October 31, 2009 (d)	$10.25	0.35	0.69	1.04	(0.35)	(0.07)	(0.42)	–	$10.87	10.19%	$54,052,272	1.16%	3.23%	1.16%	77.90%
Year Ended October 31, 2008	$10.27	0.42	(0.03)	0.39	(0.41)	–	(0.41)	–	$10.25	3.81%	$42,857,123	1.07%	4.02%	1.07%	82.40%
Year Ended October 31, 2007	$10.19	0.41	0.09	0.50	(0.42)	–	(0.42)	–	$10.27	5.01%	$31,194,601	1.10%	4.09%	1.10%	90.18%

Class B Shares
Year Ended October 31, 2011 (d)	$11.12	0.19	0.08	0.27	(0.20)	(0.41)	(0.61)	–	$10.78	2.74%	$841,153	1.76%	1.75%	1.76%	119.20%
Year Ended October 31, 2010 (d)	$10.87	0.22	0.45	0.67	(0.26)	(0.16)	(0.42)	–	$11.12	6.27%	$1,161,026	1.74%	2.02%	1.74%	91.55%
Year Ended October 31, 2009 (d)	$10.24	0.28	0.70	0.98	(0.28)	(0.07)	(0.35)	–	$10.87	9.62%	$1,314,664	1.78%	2.62%	1.78%	77.90%
Year Ended October 31, 2008	$10.27	0.35	(0.04)	0.31	(0.34)	–	(0.34)	–	$10.24	3.04%	$1,053,810	1.73%	3.33%	1.73%	82.40%
Year Ended October 31, 2007	$10.19	0.35	0.09	0.44	(0.36)	–	(0.36)	–	$10.27	4.39%	$417,265	1.71%	3.48%	1.71%	90.18%

Class C Shares
Year Ended October 31, 2011 (d)	$11.11	0.19	0.09	0.28	(0.20)	(0.41)	(0.61)	–	$10.78	2.83%	$1,888,397	1.76%	1.75%	1.76%	119.20%
Year Ended October 31, 2010 (d)	$10.87	0.22	0.44	0.66	(0.26)	(0.16)	(0.42)	–	$11.11	6.18%	$2,582,146	1.74%	2.01%	1.74%	91.55%
Year Ended October 31, 2009 (d)	$10.24	0.28	0.70	0.98	(0.28)	(0.07)	(0.35)	–	$10.87	9.62%	$2,225,145	1.78%	2.65%	1.78%	77.90%
Year Ended October 31, 2008	$10.26	0.35	(0.03)	0.32	(0.34)	–	(0.34)	–	$10.24	3.14%	$2,402,430	1.72%	3.39%	1.72%	82.40%
Year Ended October 31, 2007	$10.19	0.36	0.07	0.43	(0.36)	–	(0.36)	–	$10.26	4.29%	$1,513,196	1.70%	3.46%	1.71%	90.18%

Institutional Service Class Shares (f)
Year Ended October 31, 2011 (d)	$11.11	0.28	0.10	0.38	(0.30)	(0.41)	(0.71)	–	$10.78	3.76%	$78,707,124	0.86%	2.65%	0.86%	119.20%
Year Ended October 31, 2010 (d)	$10.88	0.31	0.44	0.75	(0.36)	(0.16)	(0.52)	–	$11.11	7.09%	$90,169,759	0.86%	2.89%	0.86%	91.55%
Year Ended October 31, 2009 (d)	$10.25	0.38	0.70	1.08	(0.38)	(0.07)	(0.45)	–	$10.88	10.59%	$97,806,444	0.88%	3.52%	0.88%	77.90%
Year Ended October 31, 2008	$10.27	0.45	(0.03)	0.42	(0.44)	–	(0.44)	–	$10.25	4.09%	$95,279,876	0.80%	4.30%	0.80%	82.40%
Year Ended October 31, 2007	$10.19	0.44	0.09	0.53	(0.45)	–	(0.45)	–	$10.27	5.30%	$84,531,806	0.81%	4.37%	0.81%	90.18%

Class R2 Shares (e)
Year Ended October 31, 2011 (d)	$11.12	0.23	0.10	0.33	(0.25)	(0.41)	(0.66)	–	$10.79	3.27%	$1,430,128	1.33%	2.19%	1.33%	119.20%
Year Ended October 31, 2010 (d)	$10.88	0.26	0.44	0.70	(0.30)	(0.16)	(0.46)	–	$11.12	6.59%	$1,656,631	1.37%	2.41%	1.37%	91.55%
Year Ended October 31, 2009 (d)	$10.25	0.31	0.71	1.02	(0.32)	(0.07)	(0.39)	–	$10.88	9.99%	$1,883,821	1.45%	2.88%	1.45%	77.90%
Year Ended October 31, 2008	$10.28	0.39	(0.03)	0.36	(0.39)	–	(0.39)	–	$10.25	3.51%	$571,427	1.29%	3.61%	1.29%	82.40%
Year Ended October 31, 2007	$10.20	0.38	0.09	0.47	(0.39)	–	(0.39)	–	$10.28	4.70%	$1,875	1.35%	3.82%	1.35%	90.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.
(f)	Effective August 1, 2012, Class D shares were redesignated Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE MONEY MARKET FUND

Selected Data for Each Share of Capital Outstanding

	Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Capital Contributions from Adviser		Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)
Prime Shares
Year Ended October 31, 2011 (b)	$1.00	–	–	–	–	–		$1.00	–		$556,791,477	0.28%	–	0.58%
Year Ended October 31, 2010 (b)	$1.00	–	–	–	–	–		$1.00	–		$616,494,107	0.32%	–	0.61%
Year Ended October 31, 2009 (b)	$1.00	–	–	–	–	–		$1.00	0.19%		$597,178,079	0.58%	0.20%	0.70%
Year Ended October 31, 2008	$1.00	0.03	0.03	(0.03)	(0.03)	–	(c)	$1.00	2.65%	(d)	$659,178,935	0.63%	2.56%	0.63%
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–		$1.00	4.94%		$501,377,119	0.58%	4.84%	0.58%

Institutional Class Shares
Year Ended October 31, 2011 (b)	$1.00	–	–	–	–	–		$1.00	–		$1,256,465,761	0.27%	–	0.45%
Year Ended October 31, 2010 (b)	$1.00	–	–	–	–	–		$1.00	–		$1,358,498,485	0.32%	–	0.49%
Year Ended October 31, 2009 (b)	$1.00	–	–	–	–	–		$1.00	0.21%		$1,609,662,042	0.56%	0.23%	0.61%
Year Ended October 31, 2008	$1.00	0.03	0.03	(0.03)	(0.03)	–	(c)	$1.00	2.73%	(d)	$1,950,048,945	0.55%	2.64%	0.55%
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–		$1.00	5.01%		$1,464,958,334	0.51%	4.90%	0.51%

Service Class Shares
Year Ended October 31, 2011 (b)	$1.00	–	–	–	–	–		$1.00	–		$4,598,573	0.28%	–	0.85%
Year Ended October 31, 2010 (b)	$1.00	–	–	–	–	–		$1.00	–		$6,639,697	0.32%	–	0.89%
Year Ended October 31, 2009 (b)	$1.00	–	–	–	–	–		$1.00	0.15%		$9,285,856	0.63%	0.18%	0.97%
Year Ended October 31, 2008	$1.00	0.03	0.03	(0.03)	(0.03)	–	(c)	$1.00	2.57%	(d)	$12,482,591	0.70%	2.53%	0.75%
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–		$1.00	4.82%		$8,960,588	0.74%	4.67%	0.79%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.
(c)	The amount is less than $0.005 per share.
(d)	Includes payment from the Investment Adviser, which increased total return by 0.26% (Note 3).

FINANCIAL HIGHLIGHTS: NATIONWIDE SHORT DURATION BOND FUND

Selected Data for Each Share of Capital Outstanding

	Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class A Shares
Year Ended October 31, 2011 (d)	$10.22	0.09	(0.05)	0.04	(0.11)	(0.11)	–	$10.15	0.43%		$60,155,853	0.83%	0.92%	0.94%	89.14%
Year Ended October 31, 2010 (d)	$10.21	0.16	0.10	0.26	(0.25)	(0.25)	–	$10.22	2.57%		$57,699,603	0.85%	1.61%	0.95%	65.72%
Year Ended October 31, 2009 (d)	$9.85	0.09	0.56	0.65	(0.29)	(0.29)	–	$10.21	6.68%		$15,176,169	0.75%	0.91%	0.94%	29.05%
Year Ended October 31, 2008	$9.97	0.33	(0.11)	0.22	(0.35)	(0.35)	0.01	$9.85	2.28%		$835,647	0.69%	3.16%	0.79%	29.53%
Year Ended October 31, 2007	$9.87	0.36	0.11	0.47	(0.37)	(0.37)	–	$9.97	4.86%		$796,804	0.70%	3.59%	0.80%	37.81%

Class C Shares
Year Ended October 31, 2011 (d)	$10.23	0.05	(0.06)	(0.01)	(0.07)	(0.07)	–	$10.15	(0.14%	)	$8,374,376	1.30%	0.45%	1.41%	89.14%
Year Ended October 31, 2010 (d)	$10.21	0.11	0.11	0.22	(0.20)	(0.20)	–	$10.23	2.18%		$6,731,059	1.30%	1.12%	1.40%	65.72%
Year Ended October 31, 2009 (d)	$9.86	0.23	0.36	0.59	(0.24)	(0.24)	–	$10.21	6.04%		$523,771	1.26%	2.30%	1.43%	29.05%
Year Ended October 31, 2008	$9.99	0.28	(0.11)	0.17	(0.30)	(0.30)	–	$9.86	1.68%		$222,875	1.21%	2.64%	1.31%	29.53%
Year Ended October 31, 2007	$9.88	0.30	0.13	0.43	(0.32)	(0.32)	–	$9.99	4.47%		$39,914	1.21%	3.12%	1.31%	37.81%

Institutional Class Shares
Year Ended October 31, 2011 (d)	$10.23	0.12	(0.06)	0.06	(0.14)	(0.14)	–	$10.15	0.61%		$3,186,840	0.55%	1.20%	0.66%	89.14%
Year Ended October 31, 2010 (d)	$10.21	0.22	0.08	0.30	(0.28)	(0.28)	–	$10.23	3.00%		$801,159	0.55%	2.14%	0.65%	65.72%
Year Ended October 31, 2009 (d)	$9.86	0.31	0.35	0.66	(0.31)	(0.31)	–	$10.21	6.83%		$917,407	0.51%	3.10%	0.69%	29.05%
Year Ended October 31, 2008	$9.98	0.34	(0.09)	0.25	(0.37)	(0.37)	–	$9.86	2.54%		$864,574	0.45%	3.37%	0.54%	29.53%
Year Ended October 31, 2007	$9.87	0.35	0.12	0.47	(0.36)	(0.36)	–	$9.98	4.81%		$844,382	0.85%	3.44%	0.95%	37.81%

Service Class Shares
Year Ended October 31, 2011 (d)	$10.22	0.08	(0.06)	0.02	(0.10)	(0.10)	–	$10.14	0.24%		$29,915,131	0.92%	0.83%	1.03%	89.14%
Year Ended October 31, 2010 (d)	$10.21	0.18	0.07	0.25	(0.24)	(0.24)	–	$10.22	2.48%		$41,327,727	0.94%	1.74%	1.04%	65.72%
Year Ended October 31, 2009 (d)	$9.85	0.27	0.36	0.63	(0.27)	(0.27)	–	$10.21	6.52%		$50,925,489	0.91%	2.73%	1.09%	29.05%
Year Ended October 31, 2008	$9.98	0.31	(0.10)	0.21	(0.34)	(0.34)	–	$9.85	2.06%		$61,077,709	0.81%	3.00%	0.90%	29.53%
Year Ended October 31, 2007	$9.87	0.35	0.16	0.51	(0.40)	(0.40)	–	$9.98	5.22%		$56,176,559	0.44%	3.88%	0.54%	37.81%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

For Additional Information Contact:

By Regular Mail:

Nationwide Funds

P.O. Box 701

Milwaukee, WI 53201-0701

By Overnight Mail:

Nationwide Funds

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

For 24-Hour Access:

800-848-0920 (toll free). Representatives are available 9 a.m.-8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at www.nationwide.com/mutualfunds.

The Trust’s Investment Company Act File No.: 811-08495

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

—	Statement of Additional Information (incorporated by reference into this Prospectus)
—	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
—	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or phone number listed.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC:

—	on the SEC’s EDGAR database via the Internet at www.sec.gov;
—	by electronic request to publicinfo@sec.gov;
—	in person at the SEC’s Public Reference Room in Washington, D.C. (for their hours of operation, call 202-551-8090) or
—	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

©2012 Nationwide Funds Group. All rights reserved.	PR-CFX 12/12